TAXES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
TAXES AND CONTRIBUTIONS
TAXES AND CONTRIBUTIONS
NOTE 11 – TAXES AND CONTRIBUTIONS

	12/31/2025	12/31/2024	12/31/2025	12/31/2024

	Current assets		Current liabilities
IRPJ	1,389,967	1,194,549	47,646	26,475
CSLL	789,935	719,676	22,980	10,133
IRRF/CSRF	437,379	607,620	46,542	148,513
PIS/COFINS	33,795	68,572	544,868	707,786
INSS/FGTS	11,054	8,244	106,611	85,876
PAES/REFIS	—	—	46,327	69,492
ICMS	53,572	171,428	64,045	39,801
ISS	3,981	3,504	88,742	18,810
Others	47,082	57,821	53,592	39,283
	2,766,765	2,831,414	1,021,353	1,146,169

	Non-current asset		Non-current liability
PIS/COFINS	244,909	233,416	122,465	250,153
IRRF	2,575,568	2,351,320	—	32,766
ICMS	358,267	125,901	—	—
PAES/REFIS	—	—	76,317	89,569
Others	25	4,808	—	—
	3,178,769	2,715,445	198,782	372,488
11.1 Tax reform
The Tax Reform, enacted by Constitutional Amendment No. 132/2023 and regulated by Complementary Laws No. 214/2025 and No. 227/2026, replaces the taxes PIS, COFINS, IPI, ICMS, ISS and part of the IOF with a dual VAT system (“IVA dual”), comprised of the Contribution on Goods and Services – CBS, at the federal level, and the Tax on Goods and Services – IBS (state and municipal), in addition to the Selective Tax – IS, which is levied at the federal level.
The transition began in 2026, a period referred to as the “testing phase,” with reference rates of 0.1% for IBS and 0.9% for CBS. During this phase, taxpayers are not required to remit the taxes, but they must issue invoices under the new XML standard and may be subject to additional ancillary obligations.
Beginning in 2027, CBS will become collectible, while ICMS and ISS will be gradually replaced by IBS through 2033. As a result, it is not yet possible to determine the definitive impact of the new taxes (IBS, CBS and IS) on taxpayers.
In this context, in order to ensure the Company’s compliance with the new tax regime as from 2026, system and registry adjustments were implemented, along with operational and contractual reviews and personnel training to address the impact on the Company’s operations. In addition, ongoing studies are being conducted to assess potential prospective impacts of the new legislation.